united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/15

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

KF Griffin Blue Chip and Covered Call Fund

March 31, 2015

Klingenstein, Fields & Co., LLC
125 Park Avenue, 17th Floor
New York, NY 10017

This Page Intentionally Left Blank.

This Page Intentionally Left Blank.

Dear Fellow Shareholder,

The KF Griffin Blue Chip and Covered Call Fund seeks to provide total return with lower volatility than equity markets in general. The Fund seeks to achieve its investment objective by investing primarily in dividend‐paying, large‐capitalization common stocks of domestic and foreign issuers that are traded on a U.S. exchange and by writing covered call options on a substantial portion of the stocks held in its portfolio. The Fund seeks to generate a return profile that is balanced, generating approximately equal parts from (i) capital appreciation; (ii) dividends and re‐invested dividends; and (iii) call premiums.

Fund Commentary
The Fund has been consistently over weighted in healthcare, currently 20.2%, which has served the Fund well since inception. We maintain our positive view on healthcare, but we are looking to reduce our exposure as we estimate that the group has moved closer to fair value.

Industry	1Q15	2014
Utilities	-5.9%	+24.4%
Healthcare	+6.0%	+23.3%
Technology	+0.2%	+15.7%
Financials	-2.5%	+13.1%
ConsumerStaples	+0.5%	+12.8%
Industrials	-1.4%	+8.3%
ConsumerDiscretionary	+4.4%	+8.0%
BasicMaterials	+0.4%	+5.1%
Energy	-2.0%	-10.6%

Many market experts argue that the last six years have been unprecedented due to the influence the Federal Reserve has had on the price of assets. This has led to a large dispersion among the performance of S&P 500* sectors as changes in interest rates affected how various sectors performed. As interest rates fell, yield oriented sectors like Utilities performed best and as rates rose, as they did in 2013, growth oriented sectors led. The first quarter of 2015 did not follow this playbook, with both interest rates and Utilities declining. This is a welcome change as sector and stock performance more closely tracked earnings growth.

“A review of the equity market performance of Standard & Poor’s industry groups over the last 42 years indicates that those groups that have topped the performance list in one year are often way down the ladder in the next. The lesson of these statistics, in my view, is that one should be nervous about maintaining positions in the groups that have been on top for more than two years and should look to buy groups that have been near the bottom for over two years”. (John Mendelson: ISI Strategist, Jan 2012)

This quote adheres to the basic statistical principle of reversion to the mean; “the assumption that a stock’s price will tend to move to the average price over time”. The energy sector has clearly been a laggard with the potential for mean reversion. Crude oil prices fell from over $100/barrel last summer to a low of $44 this year. The shale oil boom in the U.S. has been a large contributor to the price decline, but we feel that oil prices have stabilized. While we don’t see $100 oil in the near future, we believe prices should head higher as the marginal cost to drill for new oil is above the current spot price. The largest beneficiaries of this disconnect in the energy patch are likely to be the large integrated oil companies who should be able to acquire assets at discounted prices. Exxon Mobil (XOM) (3.3% of Fund Net Assets) & Royal Dutch (RDS) (3.9% of Fund Net Assets) were down sharply during the last quarter and over six months, but both continue to generate ample cash flow to pay their sizeable dividends. They also have plenty of borrowing capacity as acquisition opportunities become available. We believe they are well positioned to benefit from a recovery in oil prices.

*The Standard & Poor’s 500 Index is an unmanaged market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry groups to represent U.S. equity performance.

NLD Review Code: 4381-NLD-6/2/2015

Hunting for high quality value outside of the energy sector in an equity market that is +74% over the last five years has become challenging, but not impossible. Our investment selection process focuses on identifying great companies at reasonable prices; we then look to build a diversified portfolio of such companies. Success comes from first identifying these companies with a focus on cash flow, growth and return on capital. Paying a fair price is as important as the fundamentals, and taking advantage of the short term view of the market is helpful in finding great businesses on sale.

As the quote above mentions, industry groups fall in and out of favor every few years and it is within the out of favor groups that we find the greatest opportunities. An example from the past was Walgreens. Walgreens was flat for two years leading up to the passing of ObamaCare, aka the Affordable Care Act. A number of factors have led to the stock’s outperformance over the last two years.

Walgreens (WBA) (4.4% of Fund Net Assets) has been an exceptional performer in the last quarter and over six months. WBA benefited from improving industry trends but also have a long history of generating strong cash flow and high returns on capital.

We are always looking to identify companies that meet our criteria, and one name that has recently come onto our radar is American Express (AXP). For the last couple of years, investors have fretted over AXP’s ability to adapt to increased competition in the credit card industry. Spurred on by their success, other banks are now employing similar tactics that AXP once used to differentiate itself. The natural concern this creates with investors peaked this past quarter when AXP lost its exclusive deal with Costco, pushing AXP’s stock price down by 16.0%. For the last six months, AXP was down 10.8%. While the headlines have hurt the company’s stock price, we believe that brand names like American Express have incredible sustainability. With the most desirable customers, AXP is able to negotiate the best rates from its merchant network. AXP controls both the processing piece of the transaction and also the financing part, giving them more knowledge and data about its customers than any of its competitors. This enduring advantage helps to explain why, despite a challenging environment, AXP was able to increase its earnings per share by 15% in 2014. We expect, as electronic payments continue to grow globally, that AXP will resume their double digit earnings growth and regain its premium valuation. The Fund acquired shares of AXP after the end date of this semi-annual reporting period (4.1% of Fund Net Assets as of 5/29/2015).

Covered call options written against the Fund’s stock positions generated a 3.6% return, net of options repurchased (unaudited), for the Fund’s last six months. Our covered call strategy is designed to reduce the market volatility of the Fund’s stock portfolio and can be expected to underperform a generally rising stock market, and outperform in a sideways to falling market.

We expect the Fund’s focus on buying high quality dividend‐paying stocks and writing covered calls on these stocks to perform well under many market environments. Greater volatility of stock prices will cause the Fund’s value to fluctuate, but may also enable the Fund to write (sell) call options with higher premiums, increasing that component of the Fund’s returns.

Please refer to the portfolio review section for respective share class performance on page 3.

Market Commentary
Despite the volatility in the quarter, the S&P 500 finished little changed at 2,067.89, just +0.4% year‐to‐date, and +1.0% including dividends. European equity markets performed well as the Euro weakened during the quarter, improving the profits of European companies, especially those selling in the U.S. The best performing equity markets in Europe measured in constant currency were Germany and France.

Valuation in the market, with the S&P 500 at 17.5x current year earnings, is towards the high end of the historical range, but PE multiples are in a normal range considering inflation is below 3.5%. The strength in the dollar is a key reason why

Inflation and P/E Multiples Average
Inflation	S&P 500 P/E
Less than 2.5%	18.6x
2.5% - 3.5%	17.6x
3.5% - 4.5%	12.1x
4.5% - 5.5%	14.2x
5.5% - 6.5%	12.8x
6.5% - 7.5%	10.0x
Greater than 7.5%	8.6x

Source: Standard & Poor’s, US Department of Labor, Goldman Sachs Global Markets Institute.

inflation remains low and has allowed the Fed to remain accommodative. These factors support our view that the market is not in danger of a long-term bear market, although we do expect volatility to remain elevated as the Fed debates increasing short-term interest rates. We do not, however, expect the market to continue to appreciate at the double digit annual rate we have seen since 2009. Prudent investors should temper their short-term expectations, with mid-single digit annual returns, replacing the double digit gains we have grown accustomed to in the past few years.

Thank you once again for your interest in our Fund.

Sincerely,
Douglas M. Famigletti, CFA

KF Griffin Blue Chip and Covered Call Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2015

The Fund’s performance figures* for the period ended March 31, 2015, compared to its benchmark:

	6 Month Return	One Year	Since Inception(a)
Class A	1.00%	3.89%	6.26%
Class A with 5.75% load	(4.83%)	(2.09%)	2.00%
Class C	0.53%	3.80%	5.94%
Class I	0.99%	4.94%	7.10%
CBOE S&P 500 Buy-Write Index(b)	(0.53%)	2.91%	8.11%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, brokerage commissions, leverage interest, dividends on securities sold short, taxes, costs of investing in underlying funds, expenses incurred with any merger or reorganization, and extraordinary expenses such as litigation) at 1.75%, 2.50%, and 1.50% of the Fund’s average daily net assets through January 31, 2016, for Class A, Class C and Class I shares, respectively. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Trustees. Without these waivers, the Fund’s total annual operating expenses would have been 2.79%, 3.54%, and 2.54% for the Fund’s Class A, Class C, and Class I shares, per the lateset prospectus, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-888-499-2321.

(a)	KF Griffin Blue Chip and Covered Call Fund commenced operations on October 18, 2013
(b)	The “CBOE S&P 500 Buy-Write Index”, benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.

Top 10 Holdings by Industry	% of Net Assets
Pharmaceuticals	16.6%
Banks	15.2%
Oil & Gas	10.4%
Retail	7.9%
Miscellaneous Manufacturing	7.1%
Computers	5.0%
Semiconductors	5.0%
Iron/Steel	4.3%
Aerospace/Defense	4.1%
Healthcare - Products	3.6%
Other / Cash & Cash Equivalents	20.8%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s Holdings

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015

Shares		Value

	COMMON STOCKS - 93.3%
	AEROSPACE/DEFENSE - 4.1%
2,100	Boeing Co. (a)(b)	$315,168

	BANKS - 15.2%
8,000	Bank of America Corp.	123,120
8,000	BB&T Corp. (a)(b)	311,920
6,500	HSBC Holdings PLC (a)(b)	276,835
3,000	US Bancorp (a)(b)	131,010
6,000	Wells Fargo & Co. (a)(b)	326,400
		1,169,285
	BEVERAGES - 2.6%
5,000	Coca-Cola Co. (a)(b)	202,750

	COMPUTERS - 5.0%
2,400	International Business Machines Corp. (a)(b)	385,200

	ELECTRICAL COMPONENTS & EQUIPMENT - 3.3%
4,500	Emerson Electric Co. (a)(b)	254,790

	ELECTRONICS - 3.4%
2,500	Honeywell International, Inc. (a)(b)	260,775

	FOOD - 2.2%
4,500	Sysco Corp. (a)(b)	169,785

	HEALTHCARE-PRODUCTS - 3.6%
4,000	Baxter International, Inc. (a)(b)	274,000

	IRON/STEEL - 4.3%
7,000	Nucor Corp. (a)(b)	332,710

	MISCELLANEOUS MANUFACTURING - 7.1%
3,000	Danaher Corp. (a)(b)	254,700
11,700	General Electric Co. (a)(b)	290,277
		544,977
	OIL & GAS - 10.4%
4,000	Devon Energy Corp. (a)(b)	241,240
3,000	Exxon Mobil Corp. (a)(b)	255,000
5,000	Royal Dutch Shell PLC (ADR) - Class A (a)(b)	298,250
		794,490

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value

	PHARMACEUTICALS - 16.6%
5,100	Abbott Laboratories (a)(b)	$236,283
4,200	AbbVie, Inc. (a)(b)	245,868
4,500	Merck & Co., Inc. (a)(b)	258,660
8,500	Pfizer, Inc. (a)(b)	295,715
4,750	Sanofi (a)(b)	234,840
		1,271,366
	RETAIL - 7.9%
4,000	Walgreens Boots Alliance, Inc. (a)(b)	338,720
3,200	Wal-Mart Stores, Inc. (a)(b)	263,200
		601,920
	SEMICONDUCTORS - 5.0%
5,500	QUALCOMM, Inc. (a)(b)	381,370

	TELECOMMUNICATIONS - 2.6%
6,000	AT&T, Inc. (a)(b)	195,900

	TOTAL COMMON STOCKS (Cost $6,845,587)	7,154,486

	SHORT-TERM INVESTMENTS - 10.7%
821,079	Fidelity Institutional Money Market Fund, Institutional Class, 0.14%**	821,079
	(Cost $821,079)

	TOTAL INVESTMENTS - 104.0% (Cost $7,666,666) (c)	$7,975,565
	TOTAL CALL OPTIONS WRITTEN - (4.2)% (Premiums Received $345,810)	(322,560)
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.2%	12,245
	TOTAL NET ASSETS - 100.0%	$7,665,250

Contracts***

	SCHEDULE OF CALL OPTIONS WRITTEN - (4.2)% *
49	Abbott Laboratories	21,927
	Expiration May 2015, Exercise Price $42.00
27	AbbVie, Inc.	7,047
	Expiration May 2015, Exercise Price $57.50
15	AbbVie, Inc.	2,850
	Expiration August 2015, Exercise Price $62.50
50	AT&T, Inc.	350
	Expiration April 2015, Exercise Price $34.00
10	AT&T, Inc.	140
	Expiration June 2015, Exercise Price $36.00
5	Baxter International, Inc.	395
	Expiration May 2015, Exercise Price $70.00
13	Baxter International, Inc.	104
	Expiration May 2015, Exercise Price $75.00
5	Baxter International, Inc.	25
	Expiration May 2015, Exercise Price $77.50
17	Baxter International, Inc.	416
	Expiration August 2015, Exercise Price $77.50
55	BB&T Corp.	18,287
	Expiration June 2015, Exercise Price $36.00
15	BB&T Corp.	2,655
	Expiration June 2015, Exercise Price $38.00
8	BB&T Corp.	664
	Expiration September 2015, Exercise Price $41.00

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Contracts***		Value

21	Boeing Co.	$28,140
	Expiration August 2015, Exercise Price $140.00
30	Coca-Cola Co.	1,470
	Expiration May 2015, Exercise Price $42.00
20	Coca-Cola Co.	560
	Expiration May 2015, Exercise Price $43.00
10	Danaher Corp.	3,200
	Expiration June 2015, Exercise Price $85.00
20	Danaher Corp.	3,900
	Expiration June 2015, Exercise Price $87.50
5	Devon Energy Corp.	95
	Expiration April 2015, Exercise Price $65.00
35	Devon Energy Corp.	7,000
	Expiration October 2015, Exercise Price $70.00
45	Emerson Electric Co.	225
	Expiration June 2015, Exercise Price $65.00
30	Exxon Mobil Corp.	30
	Expiration April 2015, Exercise Price $97.50
42	General Electric Co.	504
	Expiration June 2015, Exercise Price $27.00
75	General Electric Co.	2,250
	Expiration September 2015, Exercise Price $27.00
20	Honeywell International, Inc.	6,000
	Expiration June 2015, Exercise Price $105.00
5	Honeywell International, Inc.	6,687
	Expiration September 2015, Exercise Price $92.50
6	HSBC Holdings PLC	54
	Expiration June 2015, Exercise Price $48.00
44	HSBC Holdings PLC	286
	Expiration June 2015, Exercise Price $50.00
2	International Business Machines Corp.	204
	Expiration July 2015, Exercise Price $180.00
22	International Business Machines Corp.	3,080
	Expiration October 2015, Exercise Price $185.00
45	Merck & Co., Inc.	585
	Expiration April 2015, Exercise Price $60.00
60	Nucor Corp.	60
	Expiration April 2015, Exercise Price $55.00
5	Nucor Corp.	925
	Expiration July 2015, Exercise Price $48.00
5	Nucor Corp.	688
	Expiration October 2015, Exercise Price $52.50
75	Pfizer, Inc.	30,450
	Expiration June 2015, Exercise Price $31.00
10	Pfizer, Inc.	3,100
	Expiration June 2015, Exercise Price $32.00
5	QUALCOMM, Inc.	1,355
	Expiration July 2015, Exercise Price $70.00
5	QUALCOMM, Inc.	605
	Expiration October 2015, Exercise Price $77.5
45	QUALCOMM, Inc.	3,510
	Expiration October 2015, Exercise Price $80.00

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Contracts***		Value

13	Royal Dutch Shell PLC (ADR) - Class A	$65
	Expiration April 2015, Exercise Price $72.50
17	Royal Dutch Shell PLC (ADR) - Class A	255
	Expiration April 2015, Exercise Price $75.00
5	Royal Dutch Shell PLC (ADR) - Class A	225
	Expiration July 2015, Exercise Price $67.50
15	Royal Dutch Shell PLC (ADR) - Class A	338
	Expiration July 2015, Exercise Price $70.00
30	Sanofi	5,400
	Expiration June 2015, Exercise Price $49.00
17	Sanofi	3,400
	Expiration September 2015, Exercise Price $50.00
40	Sysco Corp.	7,040
	Expiration May 2015, Exercise Price $37.00
5	Sysco Corp.	163
	Expiration May 2015, Exercise Price $41.00
5	US Bancorp	585
	Expiration June 2015, Exercise Price $44.00
10	US Bancorp	760
	Expiration June 2015, Exercise Price $45.00
5	US Bancorp	1,493
	Expiration September 2015, Exercise Price $42.00
10	US Bancorp	1,805
	Expiration September 2015, Exercise Price $44.00
34	Walgreens Boots Alliance, Inc.	62,220
	Expiration July 2015, Exercise Price $67.50
6	Walgreens Boots Alliance, Inc.	7,965
	Expiration July 2015, Exercise Price $72.50
14	Wal-Mart Stores, Inc.	5,740
	Expiration June 2015, Exercise Price $80.00
18	Wal-Mart Stores, Inc.	8,820
	Expiration September 2015, Exercise Price $80.00
5	Wells Fargo & Co.	3,250
	Expiration April 2015, Exercise Price $48.00
55	Wells Fargo & Co.	53,213
	Expiration July 2015, Exercise Price $45.00
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $345,810)	$322,560

ADR- American Depository Receipt
*	Non-Income producing security.
**	Interest rate reflects seven-day effective yield on March 31, 2015
***	One contract is equivalent to 100 shares of common stock.
(a)	All or a portion of the security is segregated as collateral for call options written.
(b)	Subject to call options written
(c)
Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,321,458 and differs from fair value by net unrealized appreciation (depreciation) of securities and options as follows:

Unrealized appreciation	$662,612
Unrealized depreciation	(331,065)
Net unrealized appreciation	$331,547

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2015

ASSETS
Investment securities:
At cost	$7,666,666
At value	$7,975,565
Dividends and interest receivable	21,683
Receivable due from Advisor	3,057
Prepaid expenses and other assets	10,984
TOTAL ASSETS	8,011,289
LIABILITIES
Options written, at value (Premiums Received $ 345,810)	322,560
Fees payable to other affiliates	2,093
Accrued expenses and other liabilities	21,386
TOTAL LIABILITIES	346,039
NET ASSETS	$7,665,250
Composition of Net Assets:
Paid in capital	$7,264,902
Undistributed net investment income	18,255
Accumulated net realized gain from securities and options written transactions	49,944
Net unrealized appreciation on securities and options written	332,149
NET ASSETS	$7,665,250
Net Asset Value Per Share:
Class A Shares:
Net Assets	$31,063
Shares of beneficial interest outstanding (a)	2,928
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (b)	$10.61
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$11.26
Class C Shares:
Net Assets	$1,087
Shares of beneficial interest outstanding (a)	103
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (c)	$10.58
Class I Shares:
Net Assets	$7,633,100
Shares of beneficial interest outstanding (a)	717,299
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$10.64

(a)	Unlimited number of shares of beneficial interest authorized, no par value.
(b)
Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(c)	Differences in actual and calculated Net Asset Value (“NAV”) shown are due to rounding.

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2015

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,269)	$98,447
Interest	440
TOTAL INVESTMENT INCOME	98,887

EXPENSES
Investment management fees	47,293
Distribution (12b-1) fees:
Class A	37
Class C	6
Professional fees	17,987
Administration fees	8,558
Compliance officer fees	7,797
MFund service fees	6,286
Printing and postage expenses	3,374
Custodian fees	2,539
Trustees fees and expenses	1,887
Non 12b-1 shareholder servicing fees	530
Other expenses	3,436
TOTAL EXPENSES	99,730
Less: Fees waived and expenses reimbursed by the Manager	(42,954)
NET EXPENSES	56,776

NET INVESTMENT INCOME	42,111

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	228,859
Options Written	(87,723)
Net realized gain from investments and options written	141,136
Net change in unrealized depreciation on:
Investments	(78,393)
Options Written	(26,283)
Net change in unrealized depreciation on investments	(104,676)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	36,460

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,571

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	For the
	March 31, 2015	Period Ended
	(Unaudited)	September 30, 2014*
FROM OPERATIONS
Net investment income	$42,111	$58,721
Net realized gain from investments and options written	141,136	102,258
Net change in unrealized appreciation (depreciation) on investments and options written	(104,676)	436,825
Net increase in net assets resulting from operations	78,571	597,804

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(797)	–
Class C	(28)	–
Class I	(192,625)	–
From net investment income:
Class A	–	(19,517)
Class C	–	(1)
Class I	(62,577)	(482)
Net decrease in net assets from distributions to shareholders	(256,027)	(20,000)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	23,500	6,584,750
Class C	–	1,000
Class I	49,960	7,290,836
Net asset value of shares issued in reinvestment of distributions:
Class A	797	19,517
Class C	28	1
Class I	254,835	448
Payments for shares redeemed:
Class A	(4,037)	(6,944,715)
Class I	(3,407)	(8,611)
Net increase in net assets from shares of beneficial interest	321,676	6,943,226

TOTAL INCREASE IN NET ASSETS	144,220	7,521,030

NET ASSETS
Beginning of Period	7,521,030	–
End of Period **	$7,665,250	$7,521,030
**Includes undistributed net investment income of:	$18,255	$38,721
* KF Griffin Blue Chip and Covered Call Fund commenced operations on October 18, 2013.

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	For the
	March 31, 2015	Period Ended
	(Unaudited)	September 30, 2014*
SHARE ACTIVITY
Class A:
Shares Sold	2,264	657,314
Shares Reinvested	75	1,912
Shares Redeemed	(370)	(658,267)
Net increase in shares of beneficial interest outstanding	1,969	959

Class C:
Shares Sold	–	100
Shares Reinvested	3	– (a)
Net increase in shares of beneficial interest outstanding	3	100

Class I:
Shares Sold	4,647	689,942
Shares Reinvested	23,794	44
Shares Redeemed	(318)	(810)
Net increase in shares of beneficial interest outstanding	28,123	689,176
* KF Griffin Blue Chip and Covered Call Fund commenced operations on October 18, 2013.
(a) Less than one share.

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class A
	Six Months Ended	For the
	March 31, 2015	Period Ended
	(Unaudited)	September 30, 2014 (1)
Net asset value, beginning of period	$10.78	$10.00
Activity from investment operations:
Net investment income (6)	0.05	0.08
Net realized and unrealized
gain on investments	0.06	0.73
Total from investment operations	0.11	0.81
Less distributions from:
Net investment income	—	(0.03)
Net realized gains	(0.28)	—
Total distributions	(0.28)	(0.03)
Net asset value, end of period	$10.61	$10.78
Total return (2)(5)	1.00%	8.11%
Net assets, at end of period (000s)	$31	$10

Ratio of gross expenses to average
net assets (3)(4)(7)	2.89%	2.78%
Ratio of net expenses to average
net assets (4)(7)	1.75%	1.75%
Ratio of net investment income
to average net assets (4)(7)(8)	0.86%	0.77%
Portfolio Turnover Rate (5)	20%	13%

(1)	The KF Griffin Blue Chip and Covered Call Fund commenced operations on October 18, 2013.
(2)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4)	Annualized for periods less than one full year.
(5)	Not annualized.
(6)	Per share amounts calculated using the average shares method.
(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class C
	Six Months Ended	For the
	March 31, 2015	Period Ended
	(Unaudited)	September 30, 2014 (1)
Net asset value, beginning of period	$10.80	$10.00
Activity from investment operations:
Net investment income (6)	0.01	— (8)
Net realized and unrealized
gain on investments	0.05	0.81
Total from investment operations	0.06	0.81
Less distributions from:
Net investment income	—	(0.01)
Net realized gains	(0.28)	—
Total distributions	(0.28)	(0.01)
Net asset value, end of period	$10.58	$10.80
Total return (2)(5)	0.53%	8.15%
Net assets, at end of period (000s)	$1	$1

Ratio of gross expenses to average
net assets (3)(4)(7)	3.64%	3.53%
Ratio of net expenses to average
net assets (4)(7)	2.50%	2.50%
Ratio of net investment income
to average net assets (4)(7)(9)	0.11%	0.02%
Portfolio Turnover Rate (5)	20%	13%

(1)	The KF Griffin Blue Chip and Covered Call Fund commenced operations on October 18, 2013.
(2)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4)	Annualized for periods less than one full year.
(5)	Not annualized.
(6)	Per share amounts calculated using the average shares method.
(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(8)	Less than $0.01 per share.
(9)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class I
	Six Months Ended	For the
	March 31, 2015	Period Ended
	(Unaudited)	September 30, 2014 (1)
Net asset value, beginning of period	$10.90	$10.00
Activity from investment operations:
Net investment income (6)	0.06	0.10
Net realized and unrealized
gain on investments	0.05	0.83
Total from investment operations	0.11	0.93
Less distributions from:
Net investment income	(0.09)	(0.03)
Net realized gains	(0.28)	—
Total distributions	(0.37)	(0.03)
Net asset value, end of period	$10.64	$10.90
Total return (2)(5)	0.99%	9.37%
Net assets, at end of period (000s)	$7,633	$7,510

Ratio of gross expenses to average
net assets (3)(4)(7)	2.64%	2.53%
Ratio of net expenses to average
net assets (4)(7)	1.50%	1.50%
Ratio of net investment income
to average net assets (4)(7)(8)	1.11%	1.02%
Portfolio Turnover Rate (5)	20%	13%

(1)	The KF Griffin Blue Chip and Covered Call Fund commenced operations on October 18, 2013.
(2)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4)	Annualized for periods less than one full year.
(5)	Not annualized.
(6)	Per share amounts calculated using the average shares method.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

KF Griffin Blue Chip and Covered Call Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2015

(1)      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

          Mutual Fund Series Trust (“the Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). These financial statements include the following series: KF Griffin Blue Chip and Covered Call Fund (the “Fund”). The Fund is a separate non-diversified series of the Trust. There are currently several other series (or funds) and additional series may be created by the Board of Trustees (the “Board”) of the Trust. Klingenstein, Fields & Co., LLC. (the “Manager”), acts as manager to the Fund. Griffin Asset Management, Inc. (the “Sub-Advisor”), serves as the Fund’s Sub-Advisor. The KF Griffin Blue Chip and Covered Call Fund commenced operations on October 18, 2013. The Fund’s investment objective is to seek to provide total return with lower volatility than equity markets in general.

          The Fund offers three classes of shares: Class A, Class C and Class I shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

          The following is a summary of significant accounting policies consistently followed by the Fund which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)      Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchanged traded fund purchased by the Fund will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

          In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

          The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

KF Griffin Blue Chip and Covered Call Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

          The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

          The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Fund’s assets measured at fair value:

Assets		Level 2
		(Other Significant
Security	Level 1	Observable
Classifications (a)	(Quoted Prices)	Inputs)	Level 3	Totals
Common Stocks	$7,154,486	$—	$—	$7,154,486
Short-Term Investments	821,079	—	—	821,079
Total	$7,975,565	$—	$—	$7,975,565

Liabilities		Level 2
		(Other Significant
Security	Level 1	Observable
Classifications (a)	(Quoted Prices)	Inputs)	Level 3	Totals
Call Options Written	$(139,184)	$(183,376)	$—	$(322,560)
Total	$(139,184)	$(183,376)	$—	$(322,560)

(a) As of and during the period ended March 31, 2015, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers between Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period. For a detailed break-out of Common Stocks by Industry classification, please refer to the Schedule of Investments.

          b)           Accounting for Options - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

          The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

KF Griffin Blue Chip and Covered Call Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

          The locations on the Statement of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

	Liability Derivatives
Contract Type/Primary Risk
Exposure	Balance Sheet Location	Fair Value
Equity Risk	Options written, at value	$(322,560)

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2015 was as follows:

Derivatives
Not
Accounted for			Realized and
as Hedging	Primary		Unrealized Gain (Loss)
Instruments	Risk	Location of Gain (Loss) on	on Liability Derivatives
under GAAP	Exposure	Derivatives Recognized in Income	Recognized in Income
Options written	Equity Risk	Net realized loss from options written	$(87,723)
		Net change in unrealized depreciation
Options written	Equity Risk	on options written	(26,283)
Total			$(114,006)

Offsetting of Financial Assets and Derivative Liabilities –

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of March 31, 2015.

Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received		Net Amount
Written Options	$322,560	(1)	$—	$322,560	$—	$322,560	(2)	$—
Total	$322,560		$—	$322,560	$—	$322,560		$—

(1)	Written options at value as presented in the Schedule of Investments.
(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

          c)           Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

          As of and during the six months ended March 31, 2015, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of March 31, 2015, the Fund did not incur any interest or penalties. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year 2014, or are expected to be taken in the Fund’s 2015 tax returns. The tax filings are open for examination by applicable taxing authorities, U.S. Federal, Nebraska, and foreign jurisdictions. No examination of the Fund’s tax returns is presently in progress.

          d)           Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date and are distributed on an annual basis.

KF Griffin Blue Chip and Covered Call Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

          e)           Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. The Fund pays distributions on an annual basis.

          f)           Other - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on debt securities over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

          g)           Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

          h)           Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

          i)           Sales charges (loads) - A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). For the period ended March 31, 2015 there were no CDSC Fees paid.

(2)      INVESTMENT TRANSACTIONS

For the period ended March 31, 2015, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$1,388,322	$2,056,549

(3)      OPTIONS WRITTEN

          During the period ended March 31, 2015 the Fund’s realized loss on option contracts subject to equity price risk amounted to $87,723. The contracts of the derivative instruments outstanding as of March 31, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity of the Fund.

          A summary of option contracts written by the Funds during the period ended March 31, 2015, were as follows:

	Written Options
	Number of	Option
	Options *	Premiums

Options outstanding at beginning of period	1,130	$247,769
Options written	1,616	402,505
Options exercised	(75)	(18,301)
Options closed	(840)	(197,243)
Options expired	(571)	(88,920)
Options outstanding at end of period	1,260	$345,810

*	One option contract is equivalent to one hundred shares of common stock.

KF Griffin Blue Chip and Covered Call Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

(4)      MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

           Klingenstein, Fields & Co., LLC. acts as investment manager to the Fund pursuant to the terms of the Management Agreement. Griffin Asset Management, Inc. serves as the Fund’s Sub-Advisor. The Manager pays the Sub-Advisor pursuant to the Sub-Advisory Agreement. Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended March 31, 2015, management fees of $47,293 were incurred by the Fund, before the waiver and reimbursement described below.

           The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, Rule 12b-1 fees, brokerage commissions; leverage interest, dividends on securities sold short; taxes; costs of investing in underlying funds; expenses incurred with any merger or reorganization, and extraordinary expenses such as litigation) at 1.50% of the Fund’s average daily net assets through January 31, 2016. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Trustees.

           For the six months ended March 31, 2015, the Manager waived advisory fees and reimbursed expenses in the amount of $42,954. As of September 30, 2014, the Manager has waived/reimbursed expenses that may be recovered no later than September 30 for the years indicated below:

2017
$ 76,089

          The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and administration services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the period ended March 31, 2015, the Fund incurred $6,286 for such fees.

          A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors LLC (an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

          Gemini Fund Services, LLC (“GFS”) provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

          Trustees who are not “interested persons” as that term is defined in the 1940 Act of the Trust, will be paid a quarterly retainer of $350 and will receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust and Mutual Fund Series Trust in which the meeting relates. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

           The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”), under the 1940 Act for Class A shares and Class C shares, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the

KF Griffin Blue Chip and Covered Call Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The has not adopted a plan for Class I shares. The fee may be used for a variety of purposes, including compensating dealers and financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses.

(5)     OPTIONS RISK

          There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(6)     BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2015, Charles Schwab & Co., Inc. held 96.0% of the voting securities of the Fund, for the sole benefit of customers and may be deemed to control the Fund.

(7)     DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended September 30, 2014 was as follows:

Fiscal Period Ended
September 30, 2014
Ordinary Income	$20,000
Long-Term Capital Gain	-
Return of Capital	-
$20,000

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Post
		Capital		October
Undistributed	Undistributed	Loss	Other	Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and Late Year	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Loss	(Depreciation)	Earnings/(Deficits)
$141,581	$–	$–	$–	$–	$436,223	$577,804

KF Griffin Blue Chip and Covered Call Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

The difference between book basis and tax basis accumulated net realized gain and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

(8)       SUBSEQUENT EVENTS

            Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no events requiring adjustment or disclosure in the financial statements.

As a shareholder of the KF Griffin Blue Chip and Covered Call Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the KF Griffin Blue Chip and Covered Call Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 through March 31, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the KF Griffin Blue Chip and Covered Call Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	10/1/14	3/31/15	10/1/14 – 3/31/15	10/1/14 – 3/31/15
Class A	$1,000.00	$1,010.00	$8.77	1.75%
Class C	1,000.00	1,005.30	12.50	2.50
Class I	1,000.00	1,009.90	7.52	1.50

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/1/14	3/31/15	10/1/14 – 3/31/15	10/1/14 – 3/31/15
Class A	$1,000.00	$1,016.21	$8.80	1.75%
Class C	1,000.00	1,012.47	12.54	2.50
Class I	1,000.00	1,017.45	7.54	1.50

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).
**Annualized.

           Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

            The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

            A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-226-3862; and on the Commission’s website at http://www.sec.gov.

           Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-226-3862; and on the Commission’s website at http://www.sec.gov.

PRIVACY NOTICE

MUTUAL FUND SERIES TRUST

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

	•	Social Security number and wire transfer instructions
	•	account transactions and transaction history
	•	investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your	Does Mutual Fund Series	Can you limit this
personal information:	Trust share information?	sharing?
For our everyday business purposes
- such as to process your transactions,
maintain your account(s), respond to	YES	NO
court orders and legal investigations,
or report to credit bureaus.
For our marketing purposes - to	NO	We don’t share
offer our products and services to you.
For joint marketing with other	NO	We don’t share
financial companies.
For our affiliates’ everyday
business purposes - information	NO	We don’t share
about your transactions and records.
For our affiliates’ everyday
business purposes - information	NO	We don’t share
about your credit worthiness.
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS? Call 1-866-447-4228

This Page Intentionally Left Blank.

Mutual Fund Series Trust
17605 Wright Street
Omaha, NE 68130

ADVISOR
Klingenstein, Fields & Co., LLC
125 Park Avenue, 17th Floor
New York, NY 10017

ADMINISTRATOR
Gemini Fund Services, LLC
 80 Arkay Drive, Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

DISTRIBUTOR
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, Ohio 43215

CUSTODIAN BANK
The Huntington National Bank
7 Easton Oval
Columbus, Ohio 43219

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)	Code of Ethics not applicable.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: June 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: June 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: June 4, 2015